Schedule of Maturity of Non-cancellable Operating Lease Obligations (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Right-of-use Assets And Lease Liabilities
Year ending June 30, 2026	$ 65,964	£ 52,187
Year ending June 30, 2027	54,795	43,350
Year ending June 30, 2027	50,229	39,738
Year ending June 30, 2028 and onward	41,096	32,513
Future minimum operating lease payment	212,084	167,788
Less: imputed interest	(11,020)	(8,718)
Lease liabilities recognized in the consolidated balance sheet	$ 201,064	£ 159,070	£ 312,491